Trade Payables and Other Liabilities - Schedule of Current and Noncurrent Trade and Other Payables (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Current:
Trade payables	$ 419	$ 491
Accrued expenses	539	452
Contract liabilities	584	718
Advances and deposits	70	44
Payables for property, plant and equipment and intangible assets	390	335
Other	128	114
Total	2,130	2,154
Non-current:
Payables for intangible assets	147	150
Contract liabilities	491	512
Other	238	200
Total	$ 876	$ 862